MULTI-MANAGER INTERNATIONAL EQUITY FUND

Schedule of Investments

January 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 94.7%
Argentina* – 1.3%
7,714	MercadoLibre, Inc. (Internet & Direct Marketing Retail)	$ 13,727,140

Australia – 0.7%
37,506	CSL Ltd. (Biotechnology)	7,775,800

Belgium* – 0.5%
82,250	KBC Group NV (Banks)	5,735,664

Brazil – 0.1%
458,400	Ambev SA ADR (Beverages)	1,278,936

Canada – 2.9%
365,800	Air Canada* (Airlines)	5,726,933
78,335	Canadian National Railway Co. (Road & Rail)	7,925,152
24,122	Canadian Pacific Railway Ltd. (Road & Rail)	8,110,299
5,750	Shopify, Inc. Class A* (IT Services)	6,316,892
114,680	Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	1,918,284

		29,997,560

China – 2.4%
19,966	Baidu, Inc. ADR* (Interactive Media & Services)	4,692,409
3,178,000	Beijing Capital International Airport Co. Ltd. Class H (Transportation Infrastructure)	2,442,745
56,800	NetEase, Inc. (Entertainment)	1,294,135
2,300	Shenzhou International Group Holdings Ltd. (Textiles, Apparel & Luxury Goods)	44,854
127,635	Tencent Holdings Ltd. (Interactive Media & Services)	11,372,696
391,544	Wuxi Biologics Cayman, Inc.*(a) (Life Sciences Tools & Services)	5,482,368

		25,329,207

Denmark – 1.7%
20,922	Carlsberg AS Class B (Beverages)	3,056,538
39,157	DSV PANALPINA A/S (Air Freight & Logistics)	6,109,482
117,547	Novo Nordisk A/S Class B (Pharmaceuticals)	8,189,286

		17,355,306

Finland – 0.1%
67,737	Wartsila OYJ Abp (Machinery)	663,968

France – 14.8%
73,913	Air Liquide SA (Chemicals)	12,088,243
75,998	Airbus SE* (Aerospace & Defense)	7,642,176

Shares	Description	Value

Common Stocks – (continued)
France – (continued)
393,221	AXA SA (Insurance)	$ 8,711,554
129,710	BNP Paribas SA* (Banks)	6,220,329
48,791	Capgemini SE (IT Services)	7,050,830
135,986	Carrefour SA (Food & Staples Retailing)	2,305,977
196,660	Danone SA (Food Products)	13,077,613
14,257	Dassault Systemes SE (Software)	2,846,031
282,444	Engie SA* (Multi-Utilities)	4,383,322
31,503	EssilorLuxottica SA (Textiles, Apparel & Luxury Goods)	4,456,341
14,908	L’Oreal SA (Personal Products)	5,244,635
44,802	Legrand SA (Electrical Equipment)	4,116,716
29,312	LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	17,721,889
86,443	Pernod Ricard SA (Beverages)	16,291,219
119,003	Sanofi (Pharmaceuticals)	11,192,024
103,891	Schneider Electric SE (Electrical Equipment)	15,205,553
206,681	TOTAL SE (Oil, Gas & Consumable Fuels)	8,711,268
85,917	Valeo SA (Auto Components)	3,198,437
50,023	Vinci SA (Construction & Engineering)	4,638,540

		155,102,697

Germany – 8.2%
149,994	BASF SE (Chemicals)	11,592,465
173,635	Bayer AG (Pharmaceuticals)	10,508,883
58,557	Beiersdorf AG (Personal Products)	6,391,793
39,866	Deutsche Boerse AG (Capital Markets)	6,400,606
214,363	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	8,588,145
36,320	Merck KGaA (Pharmaceuticals)	6,053,410
10,395	MTU Aero Engines AG (Aerospace & Defense)	2,411,989
151,656	RWE AG (Multi-Utilities)	6,514,880
124,712	SAP SE (Software)	15,824,454
71,745	Siemens AG (Industrial Conglomerates)	11,116,180

		85,402,805

Hong Kong – 2.0%
1,709,790	AIA Group Ltd. (Insurance)	20,614,504

India – 1.9%
98,829	HDFC Bank Ltd.* (Banks)	1,886,011
116,200	HDFC Bank Ltd. ADR* (Banks)	8,378,020
119,805	Housing Development Finance Corp. Ltd. (Thrifts & Mortgage Finance)	3,895,688

MULTI-MANAGER INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
India – (continued)
123,840	Tata Consultancy Services Ltd. (IT Services)	$ 5,268,982

		19,428,701

Ireland – 2.4%
30,209	Accenture PLC Class A (IT Services)	7,308,161
14,997	ICON PLC* (Life Sciences Tools & Services)	3,056,538
110,009	Ryanair Holdings PLC ADR* (Airlines)	10,458,556
25,336	STERIS PLC (Health Care Equipment & Supplies)	4,740,619

		25,563,874

Israel* – 0.5%
42,635	Check Point Software Technologies Ltd. (Software)	5,446,195

Italy – 2.3%
719,893	Enel SpA (Electric Utilities)	7,139,889
210,454	Eni SpA (Oil, Gas & Consumable Fuels)	2,125,747
1,671,482	Intesa Sanpaolo SpA* (Banks)	3,644,007
1,275,482	UniCredit SpA* (Banks)	11,623,291

		24,532,934

Japan – 11.0%
46,600	Daikin Industries Ltd. (Building Products)	9,838,767
40,700	Denso Corp. (Auto Components)	2,262,313
41,700	FANUC Corp. (Machinery)	10,886,581
173,100	Hitachi Ltd. (Electronic Equipment, Instruments & Components)	7,130,903
66,200	Hoya Corp. (Health Care Equipment & Supplies)	8,470,546
172,100	Japan Tobacco, Inc. (Tobacco)	3,418,644
12,600	Keyence Corp. (Electronic Equipment, Instruments & Components)	6,764,701
52,700	Koito Manufacturing Co. Ltd. (Auto Components)	3,400,179
18,500	Kose Corp. (Personal Products)	2,973,298
320,600	Kubota Corp. (Machinery)	7,043,950
81,900	Kyocera Corp. (Electronic Equipment, Instruments & Components)	5,249,155
107,000	Murata Manufacturing Co. Ltd. (Electronic Equipment, Instruments & Components)	10,277,139
288,800	Olympus Corp. (Health Care Equipment & Supplies)	5,221,727
17,200	Shin-Etsu Chemical Co. Ltd. (Chemicals)	2,994,153
2,600	SMC Corp. (Machinery)	1,573,423

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
74,400	Sompo Holdings, Inc. (Insurance)	$ 2,970,964
206,900	Sumitomo Mitsui Financial Group, Inc. (Banks)	6,428,036
326,300	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	11,475,842
172,400	Terumo Corp. (Health Care Equipment & Supplies)	6,700,440

		115,080,761

Luxembourg* – 0.2%
92,965	ArcelorMittal SA (Metals & Mining)	2,035,871

Macau – 0.4%
984,400	Sands China Ltd. (Hotels, Restaurants & Leisure)	3,909,392

Mexico* – 0.2%
473,757	Grupo Financiero Banorte SAB de CV Class O (Banks)	2,347,407

Netherlands – 5.5%
2,145	Adyen NV*(a) (IT Services)	4,480,959
118,691	Akzo Nobel NV (Chemicals)	12,082,677
15,755	ASML Holding NV (Semiconductors & Semiconductor Equipment)	8,415,691
18,950	Ferrari NV (Automobiles)	3,943,284
1,531,150	ING Groep NV* (Banks)	13,614,005
140,814	Koninklijke Philips NV (Health Care Equipment & Supplies)	7,675,648
53,502	QIAGEN NV* (Life Sciences Tools & Services)	2,900,304
65,120	Randstad NV* (Professional Services)	4,068,554

		57,181,122

Portugal – 0.2%
247,268	Galp Energia SGPS SA (Oil, Gas & Consumable Fuels)	2,481,861

Singapore – 0.4%
228,100	DBS Group Holdings Ltd. (Banks)	4,301,339

South Korea – 2.0%
7,502	Samsung Electronics Co. Ltd. GDR (Technology Hardware, Storage & Peripherals)	13,779,289
67,585	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	7,378,965

		21,158,254

Spain – 3.8%
38,491	Aena SME SA*(a) (Transportation Infrastructure)	5,935,954

MULTI-MANAGER INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Spain – (continued)
300,317	Amadeus IT Group SA (IT Services)	$ 19,173,206
1,629,975	Banco Bilbao Vizcaya Argentaria SA (Banks)	7,437,108
2,706,451	CaixaBank SA (Banks)	6,829,712

		39,375,980

Sweden – 1.3%
99,556	Atlas Copco AB Class A (Machinery)	5,401,244
105,547	Essity AB Class B (Household Products)	3,371,258
187,643	Volvo AB Class B* (Machinery)	4,623,267

		13,395,769

Switzerland – 12.9%
347,870	ABB Ltd. (Electrical Equipment)	10,260,910
98,561	Alcon, Inc.* (Health Care Equipment & Supplies)	7,073,464
151,850	Cie Financiere Richemont SA (Textiles, Apparel & Luxury Goods)	14,104,440
184,064	Credit Suisse Group AG (Capital Markets)	2,414,471
57,152	Julius Baer Group Ltd. (Capital Markets)	3,457,998
9,000	Lonza Group AG (Life Sciences Tools & Services)	5,748,295
184,155	Nestle SA (Food Products)	20,643,145
204,306	Novartis AG (Pharmaceuticals)	18,498,908
64,199	Roche Holding AG (Pharmaceuticals)	22,155,831
36,906	Sika AG (Chemicals)	10,042,555
473,572	UBS Group AG (Capital Markets)	6,825,985
34,369	Zurich Insurance Group AG (Insurance)	13,742,326

		134,968,328

Taiwan – 1.9%
162,140	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Semiconductors & Semiconductor Equipment)	19,703,253

United Kingdom – 11.0%
17,275	Aon PLC Class A (Insurance)	3,508,553
465,196	Balfour Beatty PLC* (Construction & Engineering)	1,713,006
3,463,072	Barclays PLC* (Banks)	6,317,317
1,395,361	BP PLC (Oil, Gas & Consumable Fuels)	5,185,098
232,328	British American Tobacco PLC (Tobacco)	8,442,303
478,718	Compass Group PLC* (Hotels, Restaurants & Leisure)	8,551,230
164,128	Diageo PLC (Beverages)	6,589,275

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
327,001	Experian PLC (Professional Services)	$ 11,429,537
1,432,722	International Consolidated Airlines Group SA* (Airlines)	2,784,011
18,688	Linde PLC (Chemicals)	4,563,208
321,648	Prudential PLC (Insurance)	5,146,180
52,839	Reckitt Benckiser Group PLC (Household Products)	4,479,605
289,421	RELX PLC (Professional Services)	7,205,240
61,668	Rio Tinto PLC (Metals & Mining)	4,678,574
11,917,473	Rolls-Royce Holdings PLC* (Aerospace & Defense)	14,872,956
241,982	Smith & Nephew PLC (Health Care Equipment & Supplies)	5,094,637
130,556	Smiths Group PLC (Industrial Conglomerates)	2,521,565
1,593,527	Tesco PLC (Food & Staples Retailing)	5,214,655
56,138	Unilever PLC (Personal Products)	3,270,329
189,740	WH Smith PLC (Specialty Retail)	3,962,047

		115,529,326

United States – 2.1%
18,071	Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	5,939,576
4,570	Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	5,338,217
34,384	ResMed, Inc. (Health Care Equipment & Supplies)	6,930,783
63,085	Yum China Holdings, Inc. (Hotels, Restaurants & Leisure)	3,577,551

		21,786,127

TOTAL COMMON STOCKS (Cost $711,509,881)		$ 991,210,081

Shares	Dividend Rate	Value

Preferred Stocks – 1.7%
Germany – 1.7%
Volkswagen AG (Automobiles)
95,284	2.950%	$ 18,013,489
(Cost $13,280,531)

Shares	Description	Expiration Date	Value

Warrant* – 0.0%
Switzerland – 0.0%
326,798	Cie Financiere Richemont SA	11/22/2023	$ 106,395

MULTI-MANAGER INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Shares	Dividend Rate	Value

Investment Company(b) – 3.0%
Goldman Sachs Financial Square Government Fund - Institutional Shares
31,422,080	0.026%	$ 31,422,080
(Cost $31,422,080)

TOTAL INVESTMENTS – 99.4% (Cost $756,212,492)		$1,040,752,045

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.6%		6,250,439

NET ASSETS – 100.0%		$1,047,002,484

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depository Receipt
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments

January 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 95.9%
Aerospace & Defense – 0.9%
19,859	BWX Technologies, Inc.	$ 1,070,797
13,824	Curtiss-Wright Corp.	1,434,793
20,901	Mercury Systems, Inc.*	1,485,225
8,300	Vectrus, Inc.*	426,620

		4,417,435

Air Freight & Logistics* – 0.1%
7,300	Hub Group, Inc. Class A	384,199
37,600	Radiant Logistics, Inc.	218,080

		602,279

Airlines* – 0.0%
4,800	Mesa Air Group, Inc.	31,344

Auto Components – 1.0%
19,300	Adient PLC*	623,197
19,500	Cooper Tire & Rubber Co.	716,625
41,050	Dana, Inc.	794,728
6,030	Fox Factory Holding Corp.*	721,429
12,466	LCI Industries	1,612,851
10,951	Standard Motor Products, Inc.	429,608

		4,898,438

Automobiles – 0.3%
39,071	Harley-Davidson, Inc.	1,566,356

Banks – 4.1%
600	ACNB Corp.	15,030
6,150	Amalgamated Bank Class A	90,159
50,839	BankUnited, Inc.	1,761,571
7,750	Cadence BanCorp.	138,880
950	Century Bancorp, Inc. Class A	75,240
18,933	Columbia Banking System, Inc.	729,299
11,700	ConnectOne Bancorp, Inc.	248,625
31,450	Customers Bancorp, Inc.*	698,819
10,500	Financial Institutions, Inc.	240,345
102,950	First Bancorp	936,845
1,745	First Citizens BancShares, Inc. Class A	1,040,003
1,100	First Foundation, Inc.	22,286
82,353	First Hawaiian, Inc.	1,914,707
98,369	First Horizon Corp.	1,366,345
27,174	First Merchants Corp.	1,023,645
12,700	Great Western Bancorp, Inc.	304,800
17,850	Hanmi Financial Corp.	246,687
5,750	Heartland Financial USA, Inc.	245,295
25,850	Hilltop Holdings, Inc.	776,534
29,300	Hope Bancorp, Inc.	327,574
3,500	International Bancshares Corp.	132,335
8,150	Midland States Bancorp, Inc.	149,879
5,950	MidWestOne Financial Group, Inc.	146,311
40,050	OFG Bancorp	688,059
2,800	Old Second Bancorp, Inc.	27,496
30,525	Prosperity Bancshares, Inc.	2,058,606
7,300	QCR Holdings, Inc.	283,094
8,700	Simmons First National Corp. Class A	214,890
8,309	South State Corp.	579,470

Shares	Description	Value

Common Stocks – (continued)
Banks – (continued)
13,750	Southern National Bancorp of Virginia, Inc.	$ 165,962
42,197	Synovus Financial Corp.	1,569,728
20,700	The Bancorp, Inc.*	347,139
30,250	The Bank of NT Butterfield & Son Ltd.	919,902
5,400	TriState Capital Holdings, Inc.*	99,090
53,069	Umpqua Holdings Corp.	770,031
74,600	Valley National Bancorp	761,666
4,100	WesBanco, Inc.	118,900

		21,235,247

Beverages – 0.2%
6,300	National Beverage Corp.	954,702

Biotechnology* – 7.4%
30,435	Abcam PLC ADR	703,962
8,712	Acceleron Pharma, Inc.	1,006,497
13,600	Allogene Therapeutics, Inc.	471,920
41,820	Amicus Therapeutics, Inc.	790,816
17,860	Apellis Pharmaceuticals, Inc.	790,662
18,720	Arcus Biosciences, Inc.	650,146
8,420	Ascendis Pharma A/S ADR	1,264,263
17,250	Athenex, Inc.	225,458
39,400	Avid Bioservices, Inc.	574,846
10,540	Avidity Biosciences, Inc.	241,155
18,199	Biohaven Pharmaceutical Holding Co. Ltd.	1,550,919
8,700	Bioxcel Therapeutics, Inc.	402,984
11,980	Bluebird Bio, Inc.	533,709
29,364	Blueprint Medicines Corp.	2,840,967
13,700	Bridgebio Pharma, Inc.	777,612
188,850	Catalyst Pharmaceuticals, Inc.	687,414
8,590	Celyad SA ADR	68,806
18,500	Coherus Biosciences, Inc.	347,800
8,920	Compass Pathways PLC ADR	390,964
15,040	Constellation Pharmaceuticals, Inc.	495,869
38,400	CytomX Therapeutics, Inc.	265,344
5,900	Denali Therapeutics, Inc.	404,150
14,090	DermTech, Inc.	577,408
16,300	Eagle Pharmaceuticals, Inc.	760,721
10,850	Emergent BioSolutions, Inc.	1,159,322
33,000	Epizyme, Inc.	361,350
28,140	Equillium, Inc.	161,242
12,470	Fate Therapeutics, Inc.	1,130,156
15,925	FibroGen, Inc.	767,266
14,630	Generation Bio Co.	385,208
11,000	Insmed, Inc.	413,490
13,740	Invitae Corp.	680,405
32,356	Iovance Biotherapeutics, Inc.	1,418,487
12,750	Kronos Bio, Inc.	350,498
18,100	Kura Oncology, Inc.	542,095
5,400	Ligand Pharmaceuticals, Inc.	1,000,890
4,130	Mirati Therapeutics, Inc.	848,013
12,700	Myriad Genetics, Inc.	349,885
11,700	Natera, Inc.	1,247,688
14,884	Neurocrine Biosciences, Inc.	1,633,519
191,300	OPKO Health, Inc.	1,034,933
17,830	Opthea, Ltd. ADR	212,177
14,530	ORIC Pharmaceuticals, Inc.	426,020
7,900	PMV Pharmaceuticals, Inc.	269,706

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Biotechnology* – (continued)
6,450	Prothena Corp. PLC	$ 72,305
12,700	PTC Therapeutics, Inc.	734,314
15,080	Replimune Group, Inc.	585,104
6,250	Sage Therapeutics, Inc.	504,062
9,590	SpringWorks Therapeutics, Inc.	798,943
11,100	TCR2 Therapeutics, Inc.	285,603
5,180	Turning Point Therapeutics, Inc.	650,038
4,480	Twist Bioscience Corp.	737,139
9,650	Ultragenyx Pharmaceutical, Inc.	1,337,393
950	United Therapeutics Corp.	155,629
65,850	Vanda Pharmaceuticals, Inc.	944,289

		38,021,561

Building Products – 1.6%
15,030	Advanced Drainage Systems, Inc.	1,239,674
7,200	American Woodmark Corp.*	622,872
70,280	Builders FirstSource, Inc.*	2,688,210
32,550	JELD-WEN Holding, Inc.*	845,975
11,470	Simpson Manufacturing Co., Inc.	1,055,240
23,717	The AZEK Co., Inc.*	946,071
19,500	UFP Industries, Inc.	1,051,830

		8,449,872

Capital Markets – 1.1%
22,171	Ares Management Corp. Class A	1,001,242
1,250	Donnelley Financial Solutions, Inc.*	22,363
19,289	Evercore, Inc. Class A	2,104,430
36,100	Federated Hermes, Inc.	974,700
8,040	Hamilton Lane, Inc. Class A	605,975
1,500	Piper Jaffray Cos.	136,995
11,925	Stifel Financial Corp.	617,953
1,700	Virtus Investment Partners, Inc.	357,000

		5,820,658

Chemicals – 2.1%
1,600	Hawkins, Inc.	87,888
23,634	Huntsman Corp.	624,410
15,674	Ingevity Corp.*	1,029,625
14,150	Kronos Worldwide, Inc.	200,364
12,027	Minerals Technologies, Inc.	741,224
40,700	Orion Engineered Carbons SA	619,861
49,184	PQ Group Holdings, Inc.	677,756
8,542	Quaker Chemical Corp.	2,239,114
9,500	Sensient Technologies Corp.	670,035
3,400	Stepan Co.	383,112
13,800	Trinseo SA	701,454
122,621	Valvoline, Inc.	2,911,023

		10,885,866

Commercial Services & Supplies – 3.3%
64,800	ABM Industries, Inc.	2,380,752
103,816	ACCO Brands Corp.	839,871
38,001	Covanta Holding Corp.	537,714
62,755	Harsco Corp.*	1,043,616
25,600	Herman Miller, Inc.	876,800
4,700	HNI Corp.	151,622
65,864	IAA, Inc.*	3,763,469
100,585	KAR Auction Services, Inc.	1,856,799

Shares	Description	Value

Common Stocks – (continued)
Commercial Services & Supplies – (continued)
10,348	MSA Safety, Inc.	$ 1,615,530
6,500	Tetra Tech, Inc.	790,205
33,769	Waste Connections, Inc.	3,326,584

		17,182,962

Communications Equipment – 0.8%
3,300	Calix, Inc.*	99,660
39,632	CommScope Holding Co., Inc.*	582,194
9,150	Extreme Networks, Inc.*	74,024
72,568	Infinera Corp.*	714,795
20,400	NETGEAR, Inc.*	844,356
33,750	NetScout Systems, Inc.*	986,681
600	Plantronics, Inc.	19,032
49,690	Viavi Solutions, Inc.*	767,710

		4,088,452

Construction & Engineering – 1.1%
19,830	AECOM*	993,483
53,954	Aegion Corp.*	991,135
580	Arcosa, Inc.	32,358
18,310	EMCOR Group, Inc.	1,616,773
17,929	MasTec, Inc.*	1,383,222
26,700	Primoris Services Corp.	777,104

		5,794,075

Construction Materials* – 0.1%
14,600	Forterra, Inc.	267,180

Consumer Finance – 2.1%
15,077	FirstCash, Inc.	887,734
8,370	Green Dot Corp. Class A*	420,425
1,250	LendingTree, Inc.*	406,900
208,145	Navient Corp.	2,342,672
11,336	Nelnet, Inc. Class A	779,804
48,846	PRA Group, Inc.*	1,610,453
2,680	PROG Holdings, Inc.	126,442
5,900	Regional Management Corp.	166,970
287,081	SLM Corp.	3,984,684

		10,726,084

Containers & Packaging – 0.9%
274,504	Graphic Packaging Holding Co.	4,298,733
3,650	Greif, Inc. Class A	164,834

		4,463,567

Diversified Consumer Services – 1.7%
1,800	Adtalem Global Education, Inc.*	69,462
2,100	American Public Education, Inc.*	60,438
21,730	Arco Platform Ltd. Class A*	689,710
19,381	Bright Horizons Family Solutions, Inc.*	2,945,331
19,970	Chegg, Inc.*	1,902,342
33,530	frontdoor, Inc.*	1,845,491
11,600	Perdoceo Education Corp.*	137,228
3,600	Strategic Education, Inc.	318,132
23,112	Stride, Inc.*	595,134

		8,563,268

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Diversified Financial Services* – 0.1%
12,450	Cannae Holdings, Inc.	$ 472,975

Diversified Telecommunication Services – 1.0%
13,500	Bandwidth, Inc. Class A*	2,404,890
29,412	Cogent Communications Holdings, Inc.	1,675,013
7,100	Liberty Latin America Ltd. Class A*	71,639
19,150	Liberty Latin America Ltd. Class C*	189,394
47,060	Vonage Holdings Corp.*	587,309

		4,928,245

Electric Utilities – 0.1%
17,700	Otter Tail Corp.	702,513

Electrical Equipment – 1.3%
4,000	Acuity Brands, Inc.	480,960
22,550	Atkore International Group, Inc.*	1,000,318
4,000	Encore Wire Corp.	231,000
27,742	EnerSys	2,281,225
73,243	GrafTech International, Ltd.	710,457
5,000	nVent Electric PLC	111,900
22,170	Plug Power, Inc.*	1,400,479
5,270	Sunrun, Inc.*	365,053

		6,581,392

Electronic Equipment, Instruments & Components – 2.3%
43,340	Belden, Inc.	2,047,382
3,900	ePlus, Inc.*	327,756
43,696	Insight Enterprises, Inc.*	3,325,265
7,700	Itron, Inc.*	662,354
6,265	Littelfuse, Inc.	1,524,713
3,500	Rogers Corp.*	546,245
27,950	Sanmina Corp.*	869,245
8,650	ScanSource, Inc.*	209,243
23,406	SYNNEX Corp.	1,910,398
30,900	Vishay Intertechnology, Inc.	665,895

		12,088,496

Energy Equipment & Services – 1.0%
46,153	Cactus, Inc. Class A	1,209,209
109,671	ChampionX Corp.*	1,676,869
42,239	Helmerich & Payne, Inc.	1,025,563
40,174	National Energy Services Reunited Corp.*	433,076
67,000	Oceaneering International, Inc.*	566,150

		4,910,867

Entertainment* – 0.9%
12,700	Glu Mobile, Inc.	111,887
446,176	Zynga, Inc. Class A	4,421,604

		4,533,491

Equity Real Estate Investment Trusts (REITs) – 1.9%
5,950	American Assets Trust, Inc.	164,399
29,700	City Office REIT, Inc.	279,774

Shares	Description	Value

Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
46,700	Columbia Property Trust, Inc.	$ 635,120
57,216	Cousins Properties, Inc.	1,804,593
9,800	DiamondRock Hospitality Co.	80,360
15,672	EastGroup Properties, Inc.	2,117,914
41,550	Franklin Street Properties Corp.	170,770
3,800	Global Net Lease, Inc.	61,218
1,200	Office Properties Income Trust	27,768
48,500	Pebblebrook Hotel Trust	891,430
61,000	Piedmont Office Realty Trust, Inc. Class A	938,180
19,700	PotlatchDeltic Corp.	940,872
19,650	Sabra Health Care REIT, Inc.	329,923
12,450	Service Properties Trust	132,095
14,749	Spirit Realty Capital, Inc.	568,721
86,850	The Geo Group, Inc.	776,439

		9,919,576

Food & Staples Retailing – 0.7%
25,030	BJ’s Wholesale Club Holdings, Inc.*	1,053,012
14,106	Casey’s General Stores, Inc.	2,644,593
1,500	PriceSmart, Inc.	140,820

		3,838,425

Food Products – 2.1%
22,750	Darling Ingredients, Inc.*	1,410,728
47,147	Fresh Del Monte Produce, Inc.	1,153,687
11,400	Freshpet, Inc.*	1,588,134
25,700	Hostess Brands, Inc.*	394,495
3,500	Mission Produce, Inc.*	67,305
52,324	Nomad Foods Ltd.*	1,313,332
85,863	The Hain Celestial Group, Inc.*	3,570,613
39,826	The Simply Good Foods Co.*	1,136,634

		10,634,928

Gas Utilities – 0.3%
4,600	ONE Gas, Inc.	336,398
13,300	Southwest Gas Holdings, Inc.*	797,468
5,700	Spire, Inc.	348,783

		1,482,649

Health Care Equipment & Supplies – 2.7%
11,650	AngioDynamics, Inc.*	218,321
5,400	Cantel Medical Corp.	426,438
8,038	CryoPort, Inc.*	548,192
3,540	Eargo, Inc.*	186,133
54,851	Envista Holdings Corp.*	1,949,405
30,663	Establishment Labs Holdings, Inc.*	1,551,854
6,152	Inari Medical, Inc.*	587,024
3,610	iRhythm Technologies, Inc.*	607,996
41,400	Meridian Bioscience, Inc.*	914,940
1,200	Merit Medical Systems, Inc.*	64,980
13,700	Natus Medical, Inc.*	333,869
3,900	Neogen Corp.*	315,393
12,027	Nevro Corp.*	1,945,848
52,100	OraSure Technologies, Inc.*	793,483
22,077	OrthoPediatrics Corp.*	1,019,516
3,600	Quidel Corp.*	903,492

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care Equipment & Supplies – (continued)
10,800	Silk Road Medical, Inc.*	$ 588,924
67,230	SmileDirectClub, Inc.*	892,814

		13,848,622

Health Care Providers & Services – 2.9%
18,440	AdaptHealth Corp.*	705,699
20,472	Encompass Health Corp.	1,645,949
15,840	Hanger, Inc.*	324,562
34,766	HealthEquity, Inc.*	2,904,699
9,730	LHC Group, Inc.*	1,938,411
4,800	ModivCare, Inc.*	761,136
1,950	National HealthCare Corp.	124,897
26,128	Oak Street Health, Inc.*	1,355,259
26,700	Owens & Minor, Inc.	776,436
26,102	Progyny, Inc.*	1,220,791
45,271	R1 RCM, Inc.*	1,142,187
37,500	Select Medical Holdings Corp.*	963,750
6,050	Surgery Partners, Inc.*	225,544
8,300	The Ensign Group, Inc.	649,724

		14,739,044

Health Care Technology – 2.4%
22,851	Accolade, Inc.*	1,158,317
201,381	Change Healthcare, Inc.*	4,804,951
10,800	Computer Programs & Systems, Inc.	332,424
16,090	Health Catalyst, Inc.*	799,351
5,480	Inspire Medical Systems, Inc.*	1,104,275
34,250	NextGen Healthcare, Inc.*	677,465
6,800	Omnicell, Inc.*	801,040
40,680	Phreesia, Inc.*	2,655,997

		12,333,820

Hotels, Restaurants & Leisure – 1.9%
5,050	Bally’s Corp.	265,024
30,300	Bloomin’ Brands, Inc.	638,421
3,900	Boyd Gaming Corp.	176,124
11,840	Brinker International, Inc.	697,139
10,200	Caesars Entertainment, Inc.*	717,978
11,712	Choice Hotels International, Inc.	1,178,696
13,165	Churchill Downs, Inc.	2,467,779
38,000	Del Taco Restaurants, Inc.	365,560
36,647	Extended Stay America, Inc.	537,978
42,323	International Game Technology PLC	681,824
2,200	Papa John’s International, Inc.	225,016
9,000	Texas Roadhouse, Inc.	685,890
3,750	Wingstop, Inc.	562,687
13,457	Wyndham Destinations, Inc.	595,338

		9,795,454

Household Durables – 1.4%
3,950	MDC Holdings, Inc.	205,479
16,660	Meritage Homes Corp.*	1,337,131
11,770	Skyline Champion Corp.*	395,825
26,999	Tempur Sealy International, Inc.*	712,774
12,298	Toll Brothers, Inc.	628,428
15,586	TopBuild Corp.*	3,116,421
900	TRI Pointe Group, Inc.*	18,180

Shares	Description	Value

Common Stocks – (continued)
Household Durables – (continued)
22,800	Tupperware Brands Corp.*	$ 685,824

		7,100,062

Household Products – 0.8%
58,277	Energizer Holdings, Inc.	2,554,864
19,462	Spectrum Brands Holdings, Inc.	1,470,743

		4,025,607

Insurance – 2.4%
2,600	Argo Group International Holdings Ltd.	104,910
69,890	Assured Guaranty Ltd.	2,498,567
42,289	Axis Capital Holdings Ltd.	1,941,065
10,400	CNO Financial Group, Inc.	220,584
1,700	Employers Holdings, Inc.	51,850
24,565	First American Financial Corp.	1,284,504
22,250	Genworth Financial, Inc. Class A*	63,190
31,250	Heritage Insurance Holdings, Inc.	291,250
39,620	ProAssurance Corp.	726,235
3,942	Reinsurance Group of America, Inc.	414,107
2,400	Selective Insurance Group, Inc.	155,952
17,584	The Hanover Insurance Group, Inc.	1,977,672
15,400	Third Point Reinsurance Ltd.*	142,142
18,750	Universal Insurance Holdings, Inc.	251,063
1,940	White Mountains Insurance Group Ltd.	1,978,800

		12,101,891

Interactive Media & Services* – 0.9%
101,892	ANGI Homeservices, Inc. Class A	1,424,450
77,950	Cars.com, Inc.	905,000
12,890	EverQuote, Inc. Class A	580,823
6,000	QuinStreet, Inc.	127,020
46,492	Yelp, Inc.	1,515,174

		4,552,467

Internet & Direct Marketing Retail* – 0.7%
2,300	Liquidity Services, Inc.	44,896
62,231	MakeMyTrip Ltd.	1,775,450
4,750	Stamps.com, Inc.	1,084,473
9,356	Stitch Fix, Inc. Class A	892,937

		3,797,756

IT Services – 6.2%
4,932	BM Technologies, Inc.*	71,418
23,407	Concentrix Corp.*	2,502,676
85,174	DXC Technology Co.	2,401,907
28,639	EVERTEC, Inc.	993,773
96,581	Evo Payments, Inc. Class A*	2,217,500
101,911	Genpact Ltd.	3,901,153
11,450	KBR, Inc.	332,622
12,100	LiveRamp Holdings, Inc.*	916,091
16,285	ManTech International Corp. Class A	1,460,602
27,235	MAXIMUS, Inc.	2,044,259

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
IT Services – (continued)
16,300	Perspecta, Inc.	$ 471,885
44,879	Rackspace Technology, Inc.*	1,037,154
25,460	Repay Holdings Corp.*	563,939
24,485	Science Applications International Corp.	2,351,295
9,160	Shift4 Payments, Inc. Class A*	595,492
62,272	Sykes Enterprises, Inc.*	2,403,076
17,400	The Hackett Group, Inc.	236,988
22,886	TTEC Holdings, Inc.	1,729,724
96,477	Unisys Corp.*	2,304,836
7,992	WEX, Inc.*	1,507,291
5,120	Wix.com Ltd.*	1,264,896
10,030	WNS Holdings Ltd. ADR*	673,815

		31,982,392

Leisure Products – 0.7%
8,300	American Outdoor Brands, Inc.*	157,534
4,259	Callaway Golf Co.	118,784
66,279	Clarus Corp.	1,064,441
7,150	Malibu Boats, Inc. Class A*	501,286
8,850	MasterCraft Boat Holdings, Inc.*	225,940
44,200	Smith & Wesson Brands, Inc.	731,952
13,810	YETI Holdings, Inc.*	908,974

		3,708,911

Life Sciences Tools & Services – 2.5%
26,387	Bruker Corp.	1,527,543
16,619	Charles River Laboratories International, Inc.*	4,305,152
8,100	Medpace Holdings, Inc.*	1,075,599
62,573	NeoGenomics, Inc.*	3,317,621
34,906	Syneos Health, Inc.*	2,595,261

		12,821,176

Machinery – 2.2%
7,400	Allison Transmission Holdings, Inc.	301,180
18,500	Altra Industrial Motion Corp.	951,085
4,820	Chart Industries, Inc.*	578,930
12,299	ESCO Technologies, Inc.	1,169,389
34,190	Evoqua Water Technologies Corp.*	931,678
1,600	Franklin Electric Co., Inc.	111,072
23,550	Gates Industrial Corp. PLC*	332,526
22,289	Hillenbrand, Inc.	916,078
1,558	IDEX Corp.	290,084
12,042	John Bean Technologies Corp.	1,395,427
6,120	Kornit Digital Ltd.*	554,686
12,100	Mueller Industries, Inc.	413,215
3,300	Rexnord Corp.	124,938
2,950	Standex International Corp.	241,635
26,149	Terex Corp.	935,088
20,950	The Shyft Group, Inc.	632,690
2,100	TriMas Corp.*	66,465
4,810	Watts Water Technologies, Inc. Class A	577,537
7,931	Woodward, Inc.	887,875

		11,411,578

Shares	Description	Value

Common Stocks – (continued)
Marine – 0.2%
19,000	Costamare, Inc.	$ 152,000
13,900	Matson, Inc.	831,220

		983,220

Media – 0.5%
24,000	Entercom Communications Corp. Class A	111,600
40,600	Gray Television, Inc.*	692,230
1	Liberty Broadband Corp. Class C*	146
12,142	Nexstar Media Group, Inc. Class A	1,380,181
34,114	TEGNA, Inc.	546,848

		2,731,005

Metals & Mining – 0.2%
11,000	Alcoa Corp.*	198,000
23,450	Ryerson Holding Corp.*	289,373
11,150	Worthington Industries, Inc.	583,591

		1,070,964

Mortgage Real Estate Investment Trusts (REITs) – 1.1%
30,777	Ares Commercial Real Estate Corp.	348,395
56,445	Blackstone Mortgage Trust, Inc. Class A	1,504,824
100,600	Chimera Investment Corp.	1,016,060
59,600	Colony Credit Real Estate, Inc.	470,840
8,400	Ellington Financial, Inc.	125,664
11,700	Ready Capital Corp.	133,146
67,488	Starwood Property Trust, Inc.	1,266,075
51,400	TPG RE Finance Trust, Inc.	502,178
17,000	Two Harbors Investment Corp.	103,190

		5,470,372

Multiline Retail – 0.2%
6,400	Big Lots, Inc.	381,952
4,420	Ollie’s Bargain Outlet Holdings, Inc.*	418,707

		800,659

Oil, Gas & Consumable Fuels – 1.5%
27,550	Ardmore Shipping Corp.	88,160
43,753	Delek US Holdings, Inc.	820,806
26,600	Diamond S Shipping, Inc.*	169,974
21,672	Diamondback Energy, Inc.	1,228,586
31,596	HollyFrontier Corp.	899,222
19,700	International Seaways, Inc.	315,397
9,600	Ovintiv, Inc.	151,296
4,434	Pioneer Natural Resources Co.	536,070
113,691	World Fuel Services Corp.	3,477,808

		7,687,319

Paper & Forest Products – 0.4%
11,900	Louisiana-Pacific Corp.	452,319
43,868	Schweitzer-Mauduit International, Inc.	1,629,257

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Paper & Forest Products – (continued)
4,500	Verso Corp. Class A	$ 51,750

		2,133,326

Personal Products – 0.5%
34,400	BellRing Brands, Inc. Class A*	800,144
30,810	elf Beauty, Inc.*	670,426
3,300	Medifast, Inc.	774,411
200	Nu Skin Enterprises, Inc. Class A	11,574
6,900	USANA Health Sciences, Inc.*	571,044

		2,827,599

Pharmaceuticals* – 1.3%
110,100	Amneal Pharmaceuticals, Inc.	529,581
14,400	Amphastar Pharmaceuticals, Inc.	261,792
2,200	ANI Pharmaceuticals, Inc.	62,788
28,483	Catalent, Inc.	3,276,969
4,770	GW Pharmaceuticals PLC ADR	727,282
450	Horizon Therapeutics PLC	32,616
14,800	Osmotica Pharmaceuticals PLC	61,716
25,600	Prestige Consumer Healthcare, Inc.	1,024,000
26,450	Supernus Pharmaceuticals, Inc.	777,366

		6,754,110

Professional Services – 1.8%
36,650	ASGN, Inc.*	3,038,651
650	Barrett Business Services, Inc.	40,983
42,087	FTI Consulting, Inc.*	4,628,307
22,400	Kelly Services, Inc. Class A	437,248
11,900	Kforce, Inc.	507,535
12,238	Korn Ferry	558,053
2,200	TriNet Group, Inc.*	163,042

		9,373,819

Real Estate Management & Development – 0.4%
6,800	eXp World Holdings, Inc.*	724,812
4,299	Jones Lang LaSalle, Inc.*	628,557
20,600	Newmark Group, Inc. Class A	139,256
35,500	Realogy Holdings Corp.*	504,100
7,900	The RMR Group, Inc. Class A	291,352

		2,288,077

Road & Rail – 0.7%
19,990	Knight-Swift Transportation Holdings, Inc.	799,600
3,072	Landstar System, Inc.	428,237
8,210	Saia, Inc.*	1,451,117
22,900	Werner Enterprises, Inc.	898,596

		3,577,550

Semiconductors & Semiconductor Equipment – 3.3%
16,520	Advanced Energy Industries, Inc.*	1,694,622
18,700	Amkor Technology, Inc.	290,224
2,000	Axcelis Technologies, Inc.*	68,480
3,350	Brooks Automation, Inc.	253,796
25,376	CMC Materials, Inc.	3,738,139
19,679	Entegris, Inc.	1,936,217

Shares	Description	Value

Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – (continued)
23,450	FormFactor, Inc.*	$ 958,401
79,374	Lattice Semiconductor Corp.*	3,183,691
24,490	MACOM Technology Solutions Holdings, Inc.*	1,392,501
15,600	Semtech Corp.*	1,106,820
6,160	Silicon Laboratories, Inc.*	808,007
37,636	Ultra Clean Holdings, Inc.*	1,452,750

		16,883,648

Software – 7.0%
40,800	A10 Networks, Inc.*	405,144
23,100	ACI Worldwide, Inc.*	886,809
5,389	Aspen Technology, Inc.*	721,587
81,850	Avaya Holdings Corp.*	1,820,344
15,432	Blackline, Inc.*	2,000,296
2,200	Box, Inc. Class A*	38,148
26,000	ChannelAdvisor Corp.*	533,000
36,700	Cloudera, Inc.*	560,409
2,050	CommVault Systems, Inc.*	128,699
1,200	Digital Turbine, Inc.*	68,652
37,394	Dynatrace, Inc.*	1,552,225
1,900	eGain Corp.*	20,900
41,356	Envestnet, Inc.*	3,173,246
9,080	Everbridge, Inc.*	1,207,004
2,160	Five9, Inc.*	359,100
2,648	Guidewire Software, Inc.*	303,832
27,504	InterDigital, Inc.	1,766,032
11,250	j2 Global, Inc.*	1,154,700
14,190	Medallia, Inc.*	588,885
46,278	Mimecast Ltd.*	1,992,731
11,500	Mitek Systems, Inc.*	185,725
54,888	Nuance Communications, Inc.*	2,499,599
19,900	Progress Software Corp.	799,582
26,161	PROS Holdings, Inc.*	1,102,425
5,227	Q2 Holdings, Inc.*	669,004
2,200	QAD, Inc. Class A	142,538
2,600	Qualys, Inc.*	360,022
14,300	Sapiens International Corp. NV	467,038
10,350	SPS Commerce, Inc.*	1,023,511
11,091	Sumo Logic, Inc.*	381,641
15,590	Telos Corp.*	550,327
11,620	Varonis Systems, Inc.*	2,054,067
16,000	Verint Systems, Inc.*	1,181,280
47,310	Workiva, Inc.*	4,611,306
65,097	Zuora, Inc. Class A*	960,181

		36,269,989

Specialty Retail – 2.8%
36,360	Foot Locker, Inc.	1,593,295
6,100	Hibbett Sports, Inc.*	344,345
13,457	Lithia Motors, Inc. Class A	4,288,477
17,200	MarineMax, Inc.*	719,476
8,000	Murphy USA, Inc.	996,560
50,281	National Vision Holdings, Inc.*	2,331,530
2,100	RH*	998,256
66,591	Sally Beauty Holdings, Inc.*	1,005,524
7,600	Sonic Automotive, Inc. Class A	311,068
8,000	The Buckle, Inc.	314,560
27,958	Vroom, Inc.*	1,029,693

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Specialty Retail – (continued)
6,400	Zumiez, Inc.*	$ 275,712

		14,208,496

Technology Hardware, Storage & Peripherals* – 0.4%
61,310	NCR Corp.	2,045,302

Textiles, Apparel & Luxury Goods – 1.4%
11,640	Canada Goose Holdings, Inc.*	389,474
7,400	Crocs, Inc.*	518,148
4,350	Deckers Outdoor Corp.*	1,270,113
74,046	Hanesbrands, Inc.	1,132,163
9,300	Kontoor Brands, Inc.	335,916
47,876	Skechers U.S.A., Inc. Class A*	1,650,765
49,561	Steven Madden Ltd.	1,665,250

		6,961,829

Thrifts & Mortgage Finance – 2.0%
51,176	Essent Group Ltd.	2,140,692
6,060	Federal Agricultural Mortgage Corp. Class C	460,560
200	Flagstar Bancorp, Inc.	8,570
2,250	Merchants Bancorp	67,095
45,931	Mr Cooper Group, Inc.*	1,250,701
52,635	NMI Holdings, Inc. Class A*	1,116,388
22,987	PennyMac Financial Services, Inc.	1,333,246
7,100	Premier Financial Corp.	197,096
37,050	Walker & Dunlop, Inc.	3,049,956
35,142	Washington Federal, Inc.	920,018

		10,544,322

Tobacco – 0.2%
23,061	Universal Corp.	1,057,808

Trading Companies & Distributors – 1.7%
10,600	Applied Industrial Technologies, Inc.	746,134
19,100	Boise Cascade Co.	909,733
20,250	GMS, Inc.*	587,047
1,600	Rush Enterprises, Inc. Class A	67,184
21,298	SiteOne Landscape Supply, Inc.*	3,358,269
41,662	WESCO International, Inc.*	3,170,895

		8,839,262

Water Utilities – 0.1%
3,950	American States Water Co.	305,177
3,150	Artesian Resources Corp. Class A	128,772

		433,949

Wireless Telecommunication Services – 0.0%
3,400	Shenandoah Telecommunications Co.	132,158

TOTAL COMMON STOCKS (Cost $357,262,271)		$493,356,466

Shares	Dividend Rate	Value

Investment Company(a) – 2.0%
Goldman Sachs Financial Square Government Fund - Institutional Shares
10,074,805	0.026%	$ 10,074,805
(Cost $10,074,805)

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investment(b) – 0.1%
U.S. Treasury Obligation – 0.1%
United States Treasury Bill
$ 650,000	0.000%	03/18/21	$ 649,952
(Cost $649,939)

TOTAL INVESTMENTS – 98.0% (Cost $367,987,015)			$504,081,223

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.0%			10,269,402

NET ASSETS – 100.0%			$514,350,625

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

(b)	Issued with a zero coupon. Income is recognized through the accretion of discount.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At January 31, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-mini Russell 2000 Index	35	03/19/21	$3,619,350	$12,066

GOLDMAN SACHS ACTIVE EQUITY MULTI-MANAGER FUNDS

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Fair Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

GOLDMAN SACHS ACTIVE EQUITY MULTI-MANAGER FUNDS

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the last bid price for long positions and the last ask price for short positions on the exchange where they are principally traded. Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, the Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of January 31, 2021:

MULTI-MANAGER INTERNATIONAL EQUITY

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$38,264,731	$196,706,875	$—
Australia and Oceania	—	7,775,800	—
Europe	45,230,589	652,108,405	—
North America	54,131,094	—	—
South America	15,006,076	—	—
Warrants	—	106,395	—
Investment Company	31,422,080	—	—

Total	$184,054,570	$856,697,475	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

GOLDMAN SACHS ACTIVE EQUITY MULTI-MANAGER FUNDS

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

MULTI-MANAGER U.S. SMALL CAP EQUITY

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$4,062,070	$—	$—
Australia and Oceania	212,177	—	—
Europe	5,512,835	—	—
North America	482,879,674	—	—
South America	689,710	—	—
Investment Company	10,074,805	—	—
Short-term Investment	649,952	—	—

Total	$504,081,223	$—	$—

Derivative Type

Assets(b)
Futures Contracts	$12,066	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

GOLDMAN SACHS ACTIVE EQUITY MULTI-MANAGER FUNDS

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Multi-Manager Approach Risk — The Funds’ performance depends on the ability of the Investment Adviser in selecting, overseeing, and allocating Fund assets to the Underlying Managers. The Underlying Managers’ investment styles may not always be complementary. The Funds’ multi-manager approach may result in the Fund investing a significant percentage of its assets in certain types of investments, which could be beneficial or detrimental to the Funds’ performance depending on the performance of those investments and the overall market environment. The Funds’ Underlying Managers may underperform the market generally or underperform other investment managers that could have been selected for the Funds. Because the Funds’ Underlying Managers may trade with counterparties, prime brokers, clearing brokers or futures commission merchants on terms that are different than those on which the Investment Adviser would trade, and because each Underlying Manager applies its own risk analysis in evaluating potential counterparties for the Funds, the Funds may be subject to greater counterparty risk than if they were managed directly by the Investment Adviser.